INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 – INVENTORY

As of December 31, 2023 and December 31, 2022, net inventories amounted to $607,022 and $0, respectively.

	December 31, 2023	December 31, 2022
Finished goods	$607,022	$-
Total	$607,022	$-